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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Benjamin Hoyer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Benjamin Hoyer                  Mt. Kisco, New York         November 8, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $55,563 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103      322    15700 SH       SOLE                    15700
Acceptance Insurance           COM              004308102     3336  1413500 SH       SOLE                  1413500
Ace Ltd                        COM              G0070K103     1480    50000 SH       SOLE                    50000
Alaska Communications          COM              01167P101       66    39500 SH       SOLE                    39500
Amazom.Com                     COM              023135106      796    50000 SH       SOLE                    50000
American Classic Voyage        COM              024928103       13  1330000 SH       SOLE                  1330000
American Pacific Corp.         COM              028740108      830    97800 SH       SOLE                    97800
Angelo & Maxie's               COM              034741108      230    70817 SH       SOLE                    70817
Ascential Software Corp        COM              04362P108       93    50000 SH       SOLE                    50000
Avatex                         COM              05349F402        7  1160000 SH       SOLE                  1160000
Ballantyne of Omaha            COM              058516105      302   548500 SH       SOLE                   548500
Bristol Myers                  COM              110122108      595    25000 SH       SOLE                    25000
Cablevision                    COM              12686C109      453    50000 SH       SOLE                    50000
Cadiz Inc.                     COM              127537108      600   200000 SH       SOLE                   200000
Capital Trust                  COM              14052H100     3055   623400 SH       SOLE                   623400
Championship Auto Racing       COM              158711101      186    49400 SH       SOLE                    49400
Clarent Hospital Corporation   COM              180463101     1626   200000 SH       SOLE                   200000
Columbia Laboratories Inc.     COM              197779101      135    30000 SH       SOLE                    30000
Computer Motion (RESTRICTED)   COM              205253107      148   100000 SH       SOLE                   100000
Copart Inc.                    COM              217204106     1519   140000 SH       SOLE                   140000
Coram Health                   COM              218103109     1423  2846500 SH       SOLE                  2846500
Cybersource                    COM              23251J106      406   203200 SH       SOLE                   203200
Danielson Holding 350,000 by P COM              236274106     3279   999606 SH       SOLE                   999606
Davel                          COM              238341101        2    97200 SH       SOLE                    97200
Dot Hill Systems               COM              25848T109      101    40500 SH       SOLE                    40500
Epresence                      COM              294348107      410   250000 SH       SOLE                   250000
Ezenia!                        COM              302311105       24   300000 SH       SOLE                   300000
Flextronics Int'l Ltd          COM              Y2573F102      418    60000 SH       SOLE                    60000
GP Strategies                  COM              36225V104     8952  2131500 SH       SOLE                  2131500
GP Strategies class B          COM                            1260   300000 SH       SOLE                   300000
Gap Inc.                       COM              364760108      542    50000 SH       SOLE                    50000
Giant Group                    COM              374503100      113   137700 SH       SOLE                   137700
Hexcel                         COM              428291108     3063  1234900 SH       SOLE                  1234900
ICN Pharma                     COM              448924100      272    30000 SH       SOLE                    30000
IGEN International             COM              449536101      582    19800 SH       SOLE                    19800
Intelidata                     COM              45814T107      484   525990 SH       SOLE                   525990
Ivax Corp.                     COM              465823102      613    50000 SH       SOLE                    50000
J Net Enterprises              COM              46622V102      306   478300 SH       SOLE                   478300
Little Switzerland             COM              537528101      332   138500 SH       SOLE                   138500
Med-Design Corp.               COM              583926100      183    51900 SH       SOLE                    51900
Newhall Land & Farming Co.     COM              651426108     2239    91000 SH       SOLE                    91000
Optimal Robotics Corp.         COM              68388R208      573    75000 SH       SOLE                    75000
Pfizer Inc.                    COM              717081103      261     9000 SH       SOLE                     9000
Phoenix Technologies           COM              719153108      689    95000 SH       SOLE                    95000
Plains All American Pipeline   COM              726503105     2663   109600 SH       SOLE                   109600
Quentra Networks               COM              748337102        0   125000 SH       SOLE                   125000
Robert Half Intl. Inc.         COM              770323103      793    50000 SH       SOLE                    50000
Sagent Technology              COM              786693101       63   350000 SH       SOLE                   350000
Shaw Communications            COM              82028K200      374    45000 SH       SOLE                    45000
Shop At Home Inc.              COM              825066301      208    89000 SH       SOLE                    89000
Strouds Inc.                   COM              863451100        1   138500 SH       SOLE                   138500
Travelers Property A           COM              89420G109      396    30000 SH       SOLE                    30000
VCampus Corp.                  COM              92240C100       37    16650 SH       SOLE                    16650
Value Vision                   COM              92047K107     4704   400000 SH       SOLE                   400000
Vignette                       COM              926734104       80   100000 SH       SOLE                   100000
Whitman Educational Group      COM              966524100     3878   675600 SH       SOLE                   675600
Arabian Oil                    COM              6047108         47    10000 SH       SOLE                    10000
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